Investments (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current assets	$ 31,250	$ 30,149
Non-current assets	155,941	144,199
Property, plant and equipment	130,169	125,330	$ 124,201
Other non-current assets	1,553	487
Total assets	187,191	174,348
Current liabilities	31,380	24,176
Non-current liabilities	85,975	80,360
Shareholders' equity	69,836	69,812	59,876	$ 74,215
Non-controlling interest	344	405
Total liabilities and equity	187,191	174,348
Sales revenues	124,474	83,966	53,683
Net income for the year	36,755	19,986	$ 948
Countries Of Domicile [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Current assets	6,642	7,308
Non-current assets	2,491	2,334
Property, plant and equipment	7,380	6,845
Other non-current assets	605	539
Total assets	17,118	17,026
Current liabilities	4,473	4,632
Non-current liabilities	11,263	10,967
Shareholders' equity	1,587	1,688
Non-controlling interest	(205)	(261)
Total liabilities and equity	17,118	17,026
Sales revenues	18,709	20,625
Net income for the year	$ (146)	$ 2,821
Countries Of Domicile [Member] | Associates [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	18.80%	18.80%
Countries Of Domicile [Member] | Associates [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	38.80%	38.80%
Countries Of Domicile [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	$ 295	$ 832
Non-current assets	231	371
Property, plant and equipment	508	461
Other non-current assets	37	460
Total assets	1,071	2,124
Current liabilities	294	728
Non-current liabilities	494	517
Shareholders' equity	277	874
Non-controlling interest	6	5
Total liabilities and equity	1,071	2,124
Sales revenues	1,159	2,947
Net income for the year	$ 72	$ 156
Ownership interest	20.00%	20.00%
Countries Of Domicile [Member] | Joint ventures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	20.00%	20.00%
Countries Of Domicile [Member] | Joint ventures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	50.00%	83.00%
M P Gulf Of Mexico L L C [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	$ 481	$ 425
Non-current assets	139	203
Property, plant and equipment	2,690	2,683
Other non-current assets	1	1
Total assets	3,311	3,312
Current liabilities	344	324
Non-current liabilities	548	623
Shareholders' equity	2,045	1,979
Non-controlling interest	374	386
Total liabilities and equity	3,311	3,312
Sales revenues	1,408	1,138
Net income for the year	887	635
Other Companies Abroad [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	410	253
Non-current assets	17	11
Property, plant and equipment	191	195
Other non-current assets		1
Total assets	618	460
Current liabilities	145	126
Non-current liabilities	32	36
Shareholders' equity	291	196
Non-controlling interest	150	102
Total liabilities and equity	618	460
Sales revenues	32
Net income for the year	$ 162	$ 91
Other Companies Abroad [Member] | Joint ventures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	34.00%	34.00%
Other Companies Abroad [Member] | Joint ventures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest	45.00%	45.00%